Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Preferred Stock, Par Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	67,122,512	67,112,512	15,328,920
Common Stock, Shares Outstanding	67,122,512	67,112,512	15,328,920